COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS
Schedule of minimum payments

		Other
	Leases	commitments

2019	$49.5	$247.4
2020 to 2023	94.8	648.4
2024 and thereafter	96.7	455.7